Fair Value Measurements 10-Q - A PARADISE ACQUISITION CORP. (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
A PARADISE ACQUISITION CORP.
Schedule of Assets and Liabilities Measured Fair Value [Line Items]
Schedule of Assets and Liabilities Measured Fair Value
The following table presents information about the
Company
’s assets and liabilities that are measured at fair value as of March 31, 2026 and December 31, 2025, and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:

	As of March 31, 2026	Quoted prices in active markets (level 1)	Significant other observable inputs (level 2)	Significant other unobservable inputs (level 3)
Assets
Investments held in Trust Account	$205,105,918	$205,105,918	—	—

	As of December 31, 2025	Quoted prices in active markets (level 1)	Significant other observable inputs (level 2)	Significant other unobservable inputs (level 3)
Assets
Investments held in Trust Account	$203,318,154	$203,318,154	—	—

The following table presents information about the Company’s assets and liabilities that are measured at fair value as of December 31, 2025, and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:

	As of December 31, 2025	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Assets
Investments held in Trust Account	$203,318,154	$203,318,154	$—	$—